RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 2,104,416	$ 2,444,076
Amounts due to related parties	1,828,412	1,415,681
Advertising equipment purchases (sales), net	747,550	(219,918)
Advertising equipment purchases from related parties	693,614
Broadcasting service and other services received	9,822,584	15,745,255	16,357,610
Chengdu Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties		76,579
Amounts due to related parties	437,773
Advertising equipment purchases (sales), net	(564)
Broadcasting service and other services received	2,018,325	1,930,094	1,814,631
Changzhou Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	43,665	37,819
Amounts due to related parties		2,522
DMG Chongqing
RELATED PARTY TRANSACTIONS
Amounts due from related parties	447,679	566,724
Advertising equipment purchases (sales), net	(746,587)
Broadcasting service and other services received	286,665
Dalian Mobile
RELATED PARTY TRANSACTIONS
Amounts due to related parties		128,033
Broadcasting service and other services received	1,536,657	1,511,008	1,308,066
Eastlong Huatong
RELATED PARTY TRANSACTIONS
Amounts due from related parties	325,632
Amounts due to related parties		6,170
Guangtong Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties		17,710
Amounts due to related parties	197,981
Broadcasting service and other services received	1,229,301	1,107,789	884,801
Haerbin Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties		332,170
Amounts due to related parties		4,054
Broadcasting service and other services received		3,990	18,104
Henan Mobile
RELATED PARTY TRANSACTIONS
Amounts due to related parties	36,963	76,972
Broadcasting service and other services received	374,435	355,111	171,908
Hubei Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	253,751	111,014
Amounts due to related parties		4,532
Advertising equipment purchases (sales), net	(399)
Broadcasting service and other services received	1,132,080	987,133	795,583
Jilin Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	272,749	300,662
Broadcasting service and other services received	578,175	537,920	483,320
Ningbo Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	103,126
Amounts due to related parties		238,200
Broadcasting service and other services received	1,363,903	1,380,029	1,264,212
Shenzhen Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties	39,073	176,849
Advertising equipment purchases (sales), net		(219,918)
Broadcasting service and other services received		7,157,504	8,769,071
Zhiye
RELATED PARTY TRANSACTIONS
Amounts due to related parties	7,669	83,069
Rental expense	303,269	216,317	154,153
Suzhou Mobile
RELATED PARTY TRANSACTIONS
Amounts due from related parties		72,415
Amounts due to related parties	446,615
Broadcasting service and other services received	1,303,043	774,677	663,863
Zhongguanguoji
RELATED PARTY TRANSACTIONS
Amounts due from related parties		176,745
Amounts due to related parties	697,326	868,450
Broadcasting service and other services received			184,051
Director and management of the Company
RELATED PARTY TRANSACTIONS
Amounts due from related parties	600,226	394,352
A noncontrolling shareholder
RELATED PARTY TRANSACTIONS
Amounts due from related parties	18,515	181,037
Champs Elysees
RELATED PARTY TRANSACTIONS
Amounts due to related parties	4,085	3,679
Office decoration charges	324,544	195,788	270,864
Property management fees and utility expenses	$ 48,274	$ 29,172	$ 28,702